Summary of condensed statements of comprehensive income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Net loss	$ (7,581,452)	$ (4,722,146)	$ (20,906,985)
Total comprehensive (loss) / income	(7,473,754)	(5,455,685)	(24,309,043)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss	(7,581,452)	(4,722,146)	(20,906,985)
Other comprehensive income	107,698	(733,539)	(3,402,058)
Total comprehensive (loss) / income	$ (7,473,754)	$ (5,455,685)	$ (24,309,043)